Inventories	6 Months Ended
Sep. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of September 30, 2024 and March 31, 2024 consisted of the following:

	September 30, 2024 (Unaudited)	March 31, 2024

Raw materials	$348,828	$320,722
Finished goods	600,251	553,682
Impairment provision for inventories	(81,846)	(79,549)
Total inventories, net	$867,233	$794,855

Impairment provision of inventories recorded for lower of cost or net realizable value adjustments were $Nil and $Nil for the six months ended September 30, 2024 and 2023, respectively.

Inventory amounts recognized into cost of goods sold for the six months ended September 30, 2024 and 2023 were $484,569 and $444,030, respectively.